STRADLEY RONON STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(215) 564-8000

May 5, 2009

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attn: Filing Desk

          Re: Academy Funds Trust (the “Trust”)
                File Nos. 333-146827 and 811-22135
                Rule 497(j) Filing

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 1 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the Securities and Exchange Commission electronically on April 30, 2009.

     Please direct any questions or comments relating to this certification to me at (215) 564-8139.

                                                          Very truly yours,

                                                          /s/ James J. O’Connor
                                                          James J. O’Connor

cc:      David J. Jacovini
          Jonathan M. Kopcsik, Esq.